Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders’ Equity [Abstract]
Schedule of Summarizes the Movement in Share Capital	The following table summarizes the movement in share capital:
Ordinary shares
Six months ended June 30, 2023

Issued and paid-in share capital as at January 1	11,781,963
ATM	3,600
RSU vesting	381,479
Exercise of options to shares	126,000
Fund raising	1,330,000
Total	13,623,042